Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following summarizes the relationship between the total compensation paid to our CEO and other Named Executives Officers (“NEOs”), and our financial performance. In this discussion, our CEO is also referred to as our principal executive officer or “PEO”, and our NEOs other than our CEO are referred to as our “Non-PEO NEOs”):

Year	Summary compensation table total for PEO(1)	Compensation actually paid to PEO(2)	Average summary compensation table total for non-PEO NEOs(1)	Average compensation actually paid to non-PEO NEOs(2)	Value of initial fixed $100 investment based on total shareholder return(3)	Net income (loss) in millions
2024	$1,837,628	$4,130,959	$971,549	$1,579,197	$51.82	$(157.8)
2023	$3,779,425	$2,678,585	$2,831,604	$2,155,670	$ 43.23	$(240.1)

(1)	See the “Summary Compensation Table” above for detail. The Average compensation of our Non-PEOs was also derived from the “Summary Compensation Table” above.
(2)
For purposes of this table, the compensation actually paid (“Compensation Actually Paid”, or “CAP”) means the total compensation as reflected in the “Summary Compensation Table” less the grant date fair values of stock awards and option awards included in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table, and adjusted for the following with respect to equity awards granted:

•	Plus the year-end value of awards granted in the covered fiscal year which were outstanding and unvested at the end of the covered fiscal year,
•
Plus/(less) the change in value as of the end of the covered fiscal year as compared to the end of the prior fiscal year for awards which were granted in prior years and were outstanding and unvested at the end of the covered fiscal year,

•	Plus the vesting date value of awards which were granted and vested during the same covered fiscal year (none of the equity awards held by NEOs were granted and vested in the same year),
•	Plus/(less) the change in value as of the vesting date as compared to the end of the prior fiscal year for awards which were granted in prior years and vested in the covered fiscal year,
•
Less, as to any awards which were granted in prior fiscal years and were forfeited during the covered fiscal year, the value of such awards as of the end of the prior fiscal year (none of the equity awards held by NEOs were forfeited during the year covered in the table),

•
Plus the dollar value of any dividends or other earnings paid during the year on outstanding and unvested awards (no dividends or other earnings were paid by the Company during the year covered in the table),

•
Plus, as to an award that is materially modified during the covered fiscal year, the amount by which the value of the award as of the date of the modification exceeds the value of the original award on the modification date (none of the equity awards held by the NEOs were materially modified during the year covered in the table).

In making each of these adjustments, the value of an award is the fair value of the award on the applicable date determined in accordance with FASB’s ASC Topic 718 using the valuation assumptions we then use to calculate the fair value of our equity awards. For more information on the valuation of our equity awards, please see the notes to our financial statements that appear in our Annual Report on Form 10-K each year and the footnotes to the Summary Compensation Table.
The tables below reflect the CAP (determined as noted above) for our CEO and, for our Non-PEO NEOs, the average of the CAPs determined for the Non-PEO NEO and provide a reconciliation of the Summary Compensation Table Total to Compensation Actually Paid for our PEO and Non-PEOs for the fiscal year 2024.

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for CEO	Fiscal Year 2024
Summary of Compensation Table Total	$1,837,628
Less: Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	—
Plus: Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted In Fiscal Year	—
Plus (Less): Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years	370,313
Plus: Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year	—
Plus (Less): Change in Fair Value of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year	1,923,018
Compensation Actually Paid	$4,130,959

Reconciliation of Average Summary Compensation Table Total to Average Compensation Actually Paid for Non-PEO NEOs	Fiscal Year 2024
Summary of Compensation Table Total	$971,549
Less: Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	—
Plus: Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted In Fiscal Year	—
Plus (Less): Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years	112,704
Plus: Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year	—
Plus (Less): Change in Fair Value of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year	494,944
Compensation Actually Paid	$1,579,197

(3)
Total Shareholder Return represents the return on a fixed investment of $100 in ADC Therapeutics SA (ADCT) stock for the period beginning on the last trading day of 2022 through the end of the applicable fiscal year.

PEO Total Compensation Amount	$ 1,837,628	$ 3,779,425
PEO Actually Paid Compensation Amount	$ 4,130,959	2,678,585
Adjustment To PEO Compensation, Footnote
(2)
For purposes of this table, the compensation actually paid (“Compensation Actually Paid”, or “CAP”) means the total compensation as reflected in the “Summary Compensation Table” less the grant date fair values of stock awards and option awards included in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table, and adjusted for the following with respect to equity awards granted:

•	Plus the year-end value of awards granted in the covered fiscal year which were outstanding and unvested at the end of the covered fiscal year,
•
Plus/(less) the change in value as of the end of the covered fiscal year as compared to the end of the prior fiscal year for awards which were granted in prior years and were outstanding and unvested at the end of the covered fiscal year,

•	Plus the vesting date value of awards which were granted and vested during the same covered fiscal year (none of the equity awards held by NEOs were granted and vested in the same year),
•	Plus/(less) the change in value as of the vesting date as compared to the end of the prior fiscal year for awards which were granted in prior years and vested in the covered fiscal year,
•
Less, as to any awards which were granted in prior fiscal years and were forfeited during the covered fiscal year, the value of such awards as of the end of the prior fiscal year (none of the equity awards held by NEOs were forfeited during the year covered in the table),

•
Plus the dollar value of any dividends or other earnings paid during the year on outstanding and unvested awards (no dividends or other earnings were paid by the Company during the year covered in the table),

•
Plus, as to an award that is materially modified during the covered fiscal year, the amount by which the value of the award as of the date of the modification exceeds the value of the original award on the modification date (none of the equity awards held by the NEOs were materially modified during the year covered in the table).

In making each of these adjustments, the value of an award is the fair value of the award on the applicable date determined in accordance with FASB’s ASC Topic 718 using the valuation assumptions we then use to calculate the fair value of our equity awards. For more information on the valuation of our equity awards, please see the notes to our financial statements that appear in our Annual Report on Form 10-K each year and the footnotes to the Summary Compensation Table.
The tables below reflect the CAP (determined as noted above) for our CEO and, for our Non-PEO NEOs, the average of the CAPs determined for the Non-PEO NEO and provide a reconciliation of the Summary Compensation Table Total to Compensation Actually Paid for our PEO and Non-PEOs for the fiscal year 2024.

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for CEO	Fiscal Year 2024
Summary of Compensation Table Total	$1,837,628
Less: Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	—
Plus: Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted In Fiscal Year	—
Plus (Less): Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years	370,313
Plus: Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year	—
Plus (Less): Change in Fair Value of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year	1,923,018
Compensation Actually Paid	$4,130,959

Non-PEO NEO Average Total Compensation Amount	$ 971,549	2,831,604
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,579,197	2,155,670
Adjustment to Non-PEO NEO Compensation Footnote
(2)
For purposes of this table, the compensation actually paid (“Compensation Actually Paid”, or “CAP”) means the total compensation as reflected in the “Summary Compensation Table” less the grant date fair values of stock awards and option awards included in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table, and adjusted for the following with respect to equity awards granted:

•	Plus the year-end value of awards granted in the covered fiscal year which were outstanding and unvested at the end of the covered fiscal year,
•
Plus/(less) the change in value as of the end of the covered fiscal year as compared to the end of the prior fiscal year for awards which were granted in prior years and were outstanding and unvested at the end of the covered fiscal year,

•	Plus the vesting date value of awards which were granted and vested during the same covered fiscal year (none of the equity awards held by NEOs were granted and vested in the same year),
•	Plus/(less) the change in value as of the vesting date as compared to the end of the prior fiscal year for awards which were granted in prior years and vested in the covered fiscal year,
•
Less, as to any awards which were granted in prior fiscal years and were forfeited during the covered fiscal year, the value of such awards as of the end of the prior fiscal year (none of the equity awards held by NEOs were forfeited during the year covered in the table),

•
Plus the dollar value of any dividends or other earnings paid during the year on outstanding and unvested awards (no dividends or other earnings were paid by the Company during the year covered in the table),

•
Plus, as to an award that is materially modified during the covered fiscal year, the amount by which the value of the award as of the date of the modification exceeds the value of the original award on the modification date (none of the equity awards held by the NEOs were materially modified during the year covered in the table).

In making each of these adjustments, the value of an award is the fair value of the award on the applicable date determined in accordance with FASB’s ASC Topic 718 using the valuation assumptions we then use to calculate the fair value of our equity awards. For more information on the valuation of our equity awards, please see the notes to our financial statements that appear in our Annual Report on Form 10-K each year and the footnotes to the Summary Compensation Table.
The tables below reflect the CAP (determined as noted above) for our CEO and, for our Non-PEO NEOs, the average of the CAPs determined for the Non-PEO NEO and provide a reconciliation of the Summary Compensation Table Total to Compensation Actually Paid for our PEO and Non-PEOs for the fiscal year 2024.

Reconciliation of Average Summary Compensation Table Total to Average Compensation Actually Paid for Non-PEO NEOs	Fiscal Year 2024
Summary of Compensation Table Total	$971,549
Less: Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	—
Plus: Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted In Fiscal Year	—
Plus (Less): Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years	112,704
Plus: Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year	—
Plus (Less): Change in Fair Value of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year	494,944
Compensation Actually Paid	$1,579,197

Compensation Actually Paid vs. Total Shareholder Return
CAP versus Company Total Shareholder Return
The Company’s Total Shareholder Return in 2024 was $51.82 based on a $100 initial fixed investment and the PEO CAP was $4.1 million. The non-PEO CAP was $1.6 million. The Company does not use Total Shareholder Return as a primary metric to determine compensation levels or incentive plan payout. In future years we will determine whether there are any trends in the relationship between Total Shareholder Return and CAP over time.

Compensation Actually Paid vs. Net Income
CAP versus Net Income (Loss)
As shown in the chart above, the Company’s net loss in 2024 was $157.8 million and the PEO CAP was $4.1 million. The non-PEO CAP was $1.6 million. The Company does not use net income/loss as a primary metric to determine compensation levels or incentive plan payout. In future years we will determine whether there are any trends in the relationship between net income/loss and CAP over time.

Total Shareholder Return Amount	$ 51.82	43.23
Net Income (Loss)	(157,800,000)	$ (240,100,000)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	370,313
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,923,018
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Awards Materially Modified During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	112,704
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	494,944
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Awards Materially Modified During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0